Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000006127 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006127 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006127 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006127 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006127 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006127 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006127 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006127 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006127 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006127 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155915 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000155915 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000155915 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000155915 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155915 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000155915 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155915 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155915 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155915 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000155915 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006130 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006130 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006130 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006130 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006130 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006130 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006130 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006130 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006130 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006130 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216311 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000216311 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000216311 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000216311 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000216311 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000216311 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000216311 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000216311 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216311 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216311 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006129 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000006129 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000006129 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006129 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000006129 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006129 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006129 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006129 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006129 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006129 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126925 | IssuerCloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	13.10%
C000126925 | IssuerRoyalty Pharma PLC
Holdings [Line Items]
Percent of Total Investments	7.80%
C000126925 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000126925 | IssuerAffirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
C000126925 | IssuerIonQ, Inc.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000126925 | IssuerAppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000126925 | IssuerSpace Exploration Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000126925 | IssuerOpendoor Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126925 | IssuerAurora Innovation, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000126925 | IssuerRoivant Sciences Ltd.
Holdings [Line Items]
Percent of Total Investments	4.60%